SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES 01/31/17 (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Shares Excluded from Loss Per Share, potentially dilutive	9,226,082	30,414,438	12,027,780	30,384,168
Promissory Notes [Member]
Notes Fair Value	$ 13,616,576		$ 5,659,462	$ 5,479,007